Income Taxes - Effective Tax Rate on Pre-tax Income Differs from the U.S. Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxes at U.S. statutory rate	$ (16,664)	$ (129)	$ 16,745
State and local income taxes	571	603	1,493
Non U.S. statutory rates, including credits	899	(4,988)	(5,185)
U.S. tax effect of foreign earnings and dividends	(2,112)	(942)	(2,890)
Unremitted earnings	(189)	(157)	3,087
Change in valuation allowances	14,679	16,430	(8,780)
Uncertain tax positions	(2,818)	(1,465)	1,882
Withholding taxes on interest and royalties	3,652	2,992	7,064
U.S. manufacturing deduction		(229)	(1,057)
Provision to return adjustments	260	3,814	(3,943)
Stock-based compensation	3,343	3,112	2,466
Non-deductible interest	5,401	5,258	5,203
Non-deductible other expenses	15,589	1,573	2,004
Government subsidy income		(4,219)
Impact on foreign currency exchange	(2,643)	71	291
Other-net	(249)	125	(820)
Total Provision for (benefit from) income taxes	$ 19,719	$ 21,849	$ 17,560
Effective tax rate	(41.00%)	(5921.00%)	37.00%